Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Rental expenses under operating leases	$ 2,753,740	$ 2,216,502	$ 2,801,647
Prepaid advertising expense	3,214,784	8,562,723
Contracts
Commitments and Contingencies [Line Items]
Prepaid advertising expense	$ 3,121,783